Benefit plans and stock-based compensation (Tables)	12 Months Ended
Mar. 28, 2020
Summary of Status of Stock Options
A summary of the status of Birks’ stock options at March 28, 2020 is presented below:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$0.78	165,000	5.5	$0.78	165,000	$0.78
$0.84	100,000	3.1	0.84	100,000	0.84
$0.89	25,000	2.6	0.89	25,000	0.89
$1.04	150,000	1.8	1.04	150,000	1.04
$1.05	2,818	0.0	1.05	2,818	1.05
$1.25	30,000	0.5	1.25	30,000	1.25
$1.43	142,000	6.6	1.43	142,000	1.43
$1.66	40,000	3.5	1.66	40,000	1.66
$1.94	50,000	4.8	1.94	50,000	1.94

	704,818	4.2	$1.13	704,818	$1.13

Schedule Restricted Stock Options And Deferred Stock Units [Table Text Block]
A summary of the status of Birks’ restricted stock units and deferred share units at March 28, 2020 is presented below:

DSU
Outstanding March 25, 2017	55,944
Grants of new units	74,466

Outstanding March 31, 2018	130,410
Grants of new units	133,588
Forfeited	(6,993)

Outstanding March 30, 2019	257,005
Grants of new units	244,844
Forfeited	(36,715)

Outstanding March 28, 2020	465,134

RSU
Outstanding March 25, 2017	121,500
Settled in cash	(9,500)

Outstanding March 31, 2018	112,000
Settled in cash	(5,500)
Forfeited	(4,500)

Outstanding March 30, 2019	102,000
Settled in cash	(102,000)

Outstanding March 28, 2020	0

Birks Stock Option Plan [Member]
Summary of Activity of Stock Option Plans and Arrangements
The following is a summary of the activity of Birks’ stock option plans and arrangements.

	Options	Weighted average exercise price
Outstanding March 25, 2017	874,162	$1.13
Equity cash-out payment (a)	(60,000)	1.08
Forfeited	(496)	1.05

Outstanding March 31, 2018	813,666	1.13
Equity cash-out payment (b)	(51,400)	1.00
Forfeited	(21,206)	1.11

Outstanding March 30, 2019	741,060	1.14
Exercised	(10,000)	0.78
Forfeited	(26,242)	1.43

Outstanding March 28, 2020	704,818	$1.13

(a)
In connection with the Aurum Transaction, the Company offered an equity cash-out
payment of $54,000 (USD$42,000) to a former senior executive for 35,000 options under the Long-term incentive plan and 25,000 options under the Omnibus LTIP.

(b)
In connection with its restructuring initiative, the Company offered an equity cash-out
payment of $20,000 (USD$16,000) to a former senior executive for 35,000 options under the Long-term incentive plan, 14,000 options under the Omnibus LTIP and 2,400 options under the Birks ESOP.

Mayors Stock Option Plan [Member]
Summary of Stock Option Activity
The following is a summary of the activity of Mayors stock option plans:

	Options	Weighted average exercise price
Outstanding March 25, 2017	$627	$1.05
Settled in cash	(586)	1.05

Outstanding March 31, 2018	41	1.05
Settled in cash	(41)	0.78

Outstanding March 30, 2019	$0	$0.00